Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Principal Value
U.S. Treasury Bills – 100.4%
U.S. Treasury Bill, 5.33%, 10/3/2023(a)(b) .......................................... $ 15,000,000 $ 14,997,816
U.S. Treasury Bill, 5.42%, 12/21/2023(a)(b) ......................................... 28,400,000 28,065,274
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ............................................ 2,700,000 2,629,100
Total U.S. Treasury Bills (Cost $45,686,199) ...................................................... 45,692,190
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
S&P 500 Index, October Strike Price $3,870, Expires 10/20/23 ........... 22 8,514,000 8,030
S&P 500 Index, November Strike Price $3,700, Expires 11/17/23 .......... 13 4,810,000 9,750
S&P 500 Index, December Strike Price $3,810, Expires 12/15/23 ......... 24 9,144,000 52,560
70,340
Total Purchased Options (Cost $93,402) ........................................................... 70,340
Total Investments – 100.6%
(Cost $45,779,601) .......................................................................... $ 45,762,530
Liabilities in Excess of Other Assets – (0.6)% ....................................................... (257,666)
Net Assets – 100.0% .......................................................................... $ 45,504,864
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $3,640, Expires 10/20/23 ........... (22) $ (8,008,000) $ (4,345)
S&P 500 Index, November Strike Price $3,475, Expires 11/17/23 .......... (13) (4,517,500) (5,395)
S&P 500 Index, December Strike Price $3,575, Expires 12/15/23 ......... (24) (8,580,000) (26,880)
(36,620)
Total Written Options (Premiums Received $58,710) .................................................. $ (36,620)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $24,583,290 have been pledged as collateral for options as of September 30, 2023.
At September 30, 2023, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond ETF 3/17/2025 4.43%(c)
Morgan Stanley Capital
Services LLC (45,492,509) $ (642,111)
Morgan Stanley Custom Junk
Index* 2/15/2024 5.08%(c)
Morgan Stanley Capital
Services LLC 11,858,481 541,896
Morgan Stanley Custom Quality
Index* 2/15/2024 5.68%(c)
Morgan Stanley Capital
Services LLC (13,908,512) (400,262)
$ (500,477)

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp. .................................................... (4,178) $ (121,412) 1.07%
Celanese Corp., Class A .......................................... (1,107) (138,957) 1.23%
Chemours Co. (The) ............................................. (3,819) (107,123) 0.94%
Sylvamo Corp .................................................. (2,578) (113,273) 1.00%
(480,765)
Communications
AT&T, Inc. ..................................................... (11,719) (176,018) 1.55%
Cable One, Inc. ................................................. (197) (121,558) 1.07%
Charter Communications Inc, Class A ............................... (365) (160,630) 1.41%
Dish Network Corp., Class A ....................................... (19,946) (116,883) 1.03%
Frontier Communications Parent, Inc. ............................... (11,586) (181,327) 1.60%
Lumen Technologies, Inc. ......................................... (64,434) (91,496) 0.80%
Lyft, Inc., Class A ................................................ (10,329) (108,873) 0.96%
Nexstar Media Group, Inc., Class A ................................. (781) (111,951) 0.99%
Verizon Communications, Inc. ..................................... (5,297) (171,690) 1.51%
Viasat, Inc. ..................................................... (4,963) (91,622) 0.81%
Warner Bros Discovery Inc ........................................ (10,846) (117,786) 1.04%
Wayfair Inc, Class A ............................................. (753) (45,588) 0.40%
(1,495,422)
Consumer, Cyclical
Advance Auto Parts Inc ........................................... (1,985) (111,001) 0.98%
Alaska Air Group, Inc. ............................................ (3,048) (113,028) 0.99%
American Airlines Group, Inc. ...................................... (9,127) (116,921) 1.03%
Caesars Entertainment, Inc. ....................................... (2,483) (115,096) 1.01%
Carnival Corp. .................................................. (8,132) (111,566) 0.98%
Delta Air Lines, Inc. .............................................. (3,178) (117,590) 1.04%
Gap, Inc. (The) ................................................. (13,446) (142,927) 1.26%
Hanesbrands, Inc. ............................................... (25,601) (101,379) 0.89%
Jetblue Airways Corp. ............................................ (15,753) (72,464) 0.64%
Kohl's Corp. .................................................... (5,207) (109,140) 0.96%
Lithia Motors Inc, Class A ......................................... (404) (119,250) 1.05%
Macy's, Inc. .................................................... (10,657) (123,730) 1.09%
Marriott Vacations Worldwide C .................................... (1,033) (103,991) 0.92%
MGM Resorts International ........................................ (3,025) (111,204) 0.98%
Newell Brands, Inc. .............................................. (13,546) (122,322) 1.08%
Norwegian Cruise Line Holdings Ltd. ................................ (7,018) (115,663) 1.02%
Peloton Interactive Inc, Class A .................................... (23,556) (118,956) 1.05%
Penn Entertainment Inc ........................................... (5,048) (115,844) 1.02%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Petco Health & Wellness Co Inc, Class A ............................. (27,610) $ (112,923) 0.99%
PVH Corp ..................................................... (1,134) (86,736) 0.76%
Royal Caribbean Cruises Ltd. ...................................... (1,289) (118,728) 1.05%
Scotts Miracle-GRO Co. (The) ..................................... (2,482) (128,260) 1.13%
SIX Flags Entertainment Corp. ..................................... (4,405) (103,560) 0.91%
Southwest Airlines Co. ........................................... (4,182) (113,213) 1.00%
Travel + Leisure Co. ............................................. (3,081) (113,175) 1.00%
United Airlines Holdings, Inc. ...................................... (2,702) (114,310) 1.01%
VF Corp ....................................................... (6,854) (121,102) 1.07%
Victoria's Secret & Co. ........................................... (6,421) (107,099) 0.94%
Walgreens Boots Alliance, Inc. ..................................... (5,518) (122,716) 1.08%
WESCO International, Inc. ........................................ (832) (119,672) 1.05%
(3,403,566)
Consumer, Non-cyclical
ADT Inc ....................................................... (19,462) (116,775) 1.03%
Avis Budget Group, Inc. .......................................... (598) (107,455) 0.95%
Baxter International, Inc. .......................................... (3,199) (120,727) 1.06%
Catalent, Inc. ................................................... (2,856) (130,035) 1.15%
Clarivate PLC .................................................. (17,406) (116,793) 1.03%
DaVita, Inc. .................................................... (1,241) (117,274) 1.03%
Driven Brands Holdings, Inc. ...................................... (8,698) (109,502) 0.96%
Dun & Bradstreet Holdings, Inc. .................................... (12,375) (123,622) 1.09%
Elanco Animal Health, Inc. ........................................ (10,972) (123,330) 1.09%
Hertz Global Holdings, Inc. ........................................ (7,360) (90,163) 0.79%
ICU Medical Inc ................................................. (474) (56,392) 0.50%
Maravai LifeSciences Holdings, Class A .............................. (11,857) (118,568) 1.04%
Olaplex Holdings, Inc. ............................................ (34,139) (66,571) 0.59%
Organon & Co. ................................................. (6,226) (108,076) 0.95%
Pediatrix Medical Group Inc ....................................... (6,145) (78,108) 0.69%
Sabre Corp. .................................................... (24,259) (108,922) 0.96%
Sarepta Therapeutics Inc ......................................... (1,003) (121,549) 1.07%
Sotera Health Co. ............................................... (7,635) (114,369) 1.01%
Spectrum Brands Holdings Inc ..................................... (1,622) (127,097) 1.12%
Teladoc Health, Inc. .............................................. (5,600) (104,105) 0.92%
Tenet Healthcare Corp. ........................................... (1,782) (117,385) 1.03%
Ultragenyx Pharmaceutical Inc ..................................... (2,988) (106,534) 0.94%
Viatris, Inc. ..................................................... (13,337) (131,505) 1.16%
(2,514,857)
Energy
Kosmos Energy Ltd. ............................................. (16,919) (138,395) 1.22%
PBF Energy Inc, Class A .......................................... (2,806) (150,214) 1.32%
Southwestern Energy Co. ......................................... (21,925) (141,419) 1.25%
Sunrun, Inc. .................................................... (7,883) (99,013) 0.87%
(529,041)
Financial
Air Lease Corp., Class A .......................................... (3,089) (121,750) 1.07%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial
Berry Global Group, Inc. .......................................... (1,953) $ (120,924) 1.07%
Coherent Corp. ................................................. (3,663) (119,564) 1.05%
Gates Industrial Corp. PLC ........................................ (10,795) (125,326) 1.11%
Graphic Packaging Holding Co ..................................... (2,050) (45,675) 0.40%
MasTec Inc .................................................... (1,407) (101,248) 0.89%
MDU Resources Group Inc ........................................ (5,972) (116,938) 1.03%
O-I Glass, Inc., Class I ........................................... (5,247) (87,789) 0.77%
Ryder System, Inc. .............................................. (1,423) (152,191) 1.34%
Sealed Air Corp. ................................................ (3,426) (112,590) 0.99%
Silgan Holdings, Inc. ............................................. (2,698) (116,320) 1.03%
Spirit Aerosystems Holdings, Inc., Class A ............................ (7,054) (113,854) 1.00%
XPO Inc ....................................................... (2,018) (150,698) 1.33%
(1,363,117)
Technology
Alteryx, Inc., Class A ............................................. (4,284) (161,446) 1.42%
Concentrix Corp ................................................ (1,707) (136,713) 1.20%
Dxc Technology Co. ............................................. (6,137) (127,826) 1.13%
Everbridge Inc .................................................. (1,576) (35,342) 0.31%
Kyndryl Holdings Inc ............................................. (9,736) (147,007) 1.30%
Lumentum Holdings Inc .......................................... (2,461) (111,167) 0.98%
MKS Instruments, Inc. ............................................ (1,384) (119,790) 1.06%
NCR Corp. ..................................................... (4,966) (133,946) 1.18%
Ringcentral, Inc., Class A ......................................... (4,310) (127,705) 1.12%
Wolfspeed Inc .................................................. (2,719) (103,578) 0.91%
Xerox Holdings Corp. ............................................ (7,910) (124,112) 1.09%
Zoominfo Technologies, Inc., Class A ................................ (6,982) (114,513) 1.01%
(1,443,145)
Total ....................................................................... $ (11,351,663) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Quality Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Ecolab, Inc. .................................................... 775 $ 131,216 0.97%
FMC Corp ..................................................... 1,822 122,030 0.90%
Reliance Steel & Aluminum Co ..................................... 528 138,480 1.02%
Sherwin-Williams Co/The ......................................... 527 134,380 0.99%
526,106
Communications
Cisco Systems, Inc. .............................................. 2,460 132,238 0.98%
Interpublic Group of Cos., Inc. (The) ................................. 4,484 128,519 0.95%
Match Group, Inc. ............................................... 3,122 122,314 0.90%
Omnicom Group, Inc. ............................................ 1,781 132,629 0.98%
Sirius XM Holdings, Inc. .......................................... 34,548 156,157 1.15%
671,857

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical
Autozone, Inc. .................................................. 54 $ 138,408 1.02%
Core & Main, Inc., Class A ........................................ 4,885 140,924 1.04%
Deckers Outdoor Corp ........................................... 264 135,529 1.00%
Domino's Pizza, Inc. ............................................. 355 134,408 0.99%
Home Depot, Inc. (The) ........................................... 429 129,595 0.96%
Lululemon Athletica Inc ........................................... 354 136,319 1.01%
NVR, Inc. ...................................................... 23 135,276 1.00%
O'reilly Automotive, Inc. ........................................... 148 134,683 0.99%
Pool Corp. ..................................................... 394 140,209 1.03%
Thor Industries, Inc. ............................................. 1,446 137,601 1.02%
YETI Holdings Inc ............................................... 2,892 139,437 1.03%
Yum! Brands, Inc. ............................................... 1,077 134,562 0.99%
1,636,951
Consumer, Non-cyclical
Abbott Laboratories .............................................. 1,355 131,221 0.97%
AbbVie, Inc. .................................................... 906 135,074 1.00%
Agilent Technologies, Inc. ......................................... 1,189 132,982 0.98%
Automatic Data Processing, Inc. .................................... 562 135,188 1.00%
Avantor, Inc. ................................................... 6,303 132,867 0.98%
Avery Dennison Corp. ............................................ 763 139,457 1.03%
Centene Corp .................................................. 2,033 140,022 1.03%
Chemed Corp .................................................. 269 139,849 1.03%
Church & Dwight Co Inc .......................................... 1,448 132,649 0.98%
Cigna Group (The) .............................................. 487 139,234 1.03%
Cintas Corp. ................................................... 268 128,729 0.95%
CVS Health Corp. ............................................... 1,945 135,804 1.00%
Elevance Health Inc ............................................. 312 135,819 1.00%
General Mills, Inc. ............................................... 2,093 133,953 0.99%
Grand Canyon Education, Inc. ..................................... 1,240 144,953 1.07%
Hershey Co. (The) ............................................... 649 129,875 0.96%
Kraft Heinz Co. (The) ............................................ 4,121 138,629 1.02%
Molina Healthcare, Inc. ........................................... 421 137,969 1.02%
Mondelez International Inc, Class A ................................. 1,916 132,980 0.98%
Philip Morris International, Inc. ..................................... 1,439 133,227 0.98%
Procter & Gamble Co. (The) ....................................... 898 131,011 0.97%
ResMed Inc .................................................... 948 140,198 1.03%
Rollins, Inc. .................................................... 3,723 138,963 1.03%
UnitedHealth Group, Inc. .......................................... 283 142,800 1.05%
Verisk Analytics, Inc., Class A ...................................... 561 132,566 0.98%
3,396,019
Energy
Antero Midstream Corp ........................................... 11,742 140,664 1.04%
Cheniere Energy, Inc. ............................................ 843 139,955 1.03%
Hf Sinclair Corp. ................................................ 2,326 132,426 0.97%
Marathon Petroleum Corp ......................................... 896 135,633 1.00%
Texas Pacific Land Corp .......................................... 78 141,928 1.05%
690,606

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial
Agree Realty Corp ............................................... 2,318 $ 128,042 0.95%
Aon PLC, Class A ............................................... 410 132,950 0.98%
Arthur J Gallagher & Co. .......................................... 599 136,523 1.01%
Brown & Brown, Inc. ............................................. 1,898 132,551 0.98%
Cboe Global Markets, Inc. ........................................ 924 144,265 1.06%
CME Group, Inc., Class A ......................................... 667 133,448 0.98%
CubeSmart .................................................... 3,354 127,885 0.94%
EastGroup Properties, Inc. ........................................ 771 128,373 0.95%
First Industrial Realty Trust ........................................ 2,683 127,703 0.94%
Intercontinental Exchange, Inc. ..................................... 1,191 131,057 0.97%
NASDAQ, Inc. .................................................. 2,715 131,928 0.97%
National Storage Affiliates Tr ....................................... 3,957 125,581 0.93%
ProLogis, Inc. .................................................. 1,119 125,570 0.93%
STAG Industrial Inc .............................................. 3,760 129,762 0.96%
Visa Inc, Class A ................................................ 572 131,522 0.97%
1,967,160
Industrial
Allegion PLC ................................................... 1,304 135,916 1.00%
Amcor PLC .................................................... 14,743 135,045 1.00%
AMETEK Inc ................................................... 909 134,328 0.99%
Amphenol Corp., Class A ......................................... 1,608 135,065 1.00%
CH Robinson Worldwide, Inc. ...................................... 1,522 131,132 0.97%
Landstar System Inc ............................................. 739 130,823 0.97%
Lockheed Martin Corp. ........................................... 325 132,941 0.98%
Masco Corp .................................................... 2,521 134,771 0.99%
Mettler-Toledo International Inc ..................................... 118 130,695 0.96%
Nordson Corp. .................................................. 597 133,295 0.98%
Otis Worldwide Corp ............................................. 1,699 136,470 1.01%
Rockwell Automation, Inc. ......................................... 483 138,170 1.02%
TopBuild Corp .................................................. 529 133,198 0.98%
Trimble, Inc. .................................................... 2,685 144,613 1.07%
1,886,462
Technology
Accenture PLC, Class A .......................................... 441 135,456 1.00%
Adobe, Inc. .................................................... 261 132,897 0.98%
Broadcom, Inc. ................................................. 162 134,431 0.99%
Broadridge Financial Solutions, Inc. ................................. 745 133,312 0.98%
CACI International Inc, Class A ..................................... 434 136,125 1.00%
Cognizant Technology Solutions Corp., Class A ........................ 1,964 133,073 0.98%
Fiserv, Inc. ..................................................... 1,139 128,634 0.95%
International Business Machine .................................... 944 132,474 0.98%
Intuit, Inc. ...................................................... 256 130,894 0.97%
Microsoft Corp. ................................................. 417 131,806 0.97%
Netapp, Inc. .................................................... 1,774 134,583 0.99%
Oracle Corp .................................................... 1,210 128,178 0.95%
Paychex, Inc. ................................................... 1,189 137,086 1.01%
Texas Instruments, Inc. ........................................... 848 134,786 1.00%
Tyler Technologies Inc ............................................ 367 141,798 1.05%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Zebra Technologies Corp., Class A .................................. 548 $ 129,703 0.96%
2,135,236
Utilities
Alliant Energy Corp. ............................................. 2,662 128,981 0.95%
Edison International ............................................. 1,926 121,916 0.90%
Essential Utilities Inc ............................................. 3,656 125,524 0.93%
NRG Energy, Inc. ............................................... 3,525 135,802 1.00%
OGE Energy Corp. .............................................. 3,854 128,444 0.95%
640,667
Total ....................................................................... $ 13,551,064 100.00%
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.4%
Purchased Options ............................................................................... 0.2%
Total Investments ................................................................................ 100.6%
Liabilities in Excess of Other Assets .................................................................. (0.6)%
Net Assets ..................................................................................... 100.0%